CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 33,435	₽ 64,269	₽ 62,073
Adjustments for:
Depreciation and amortization	114,491	111,088	100,205
Impairment of non-current assets	489	(10)	2,023
Expected credit loss	26,359	12,983	11,936
Loss/(gain) from sale of Czech/Ukraine operations	1,367	54	(2,101)
Finance income	(1,774)	(2,518)	(3,439)
Finance costs	58,393	41,352	42,085
Income tax expense	13,616	15,403	17,191
Share of profit of associates and joint ventures	(4,805)	(5,746)	(5,321)
Net foreign exchange loss/ (gain) and change in fair value of financial instruments	4,371	186	(4,330)
Inventory obsolescence expense	2,920	1,456	891
Change in provisions	6,468	3,620	1,492
Other non-cash items	(1,405)	(4,360)	(4,393)
Movements in operating assets and liabilities:
(Increase)/Decrease in trade and other receivables and contract assets	(1,528)	(2,608)	1,904
Increase in bank deposits and loans to customers	(57,027)	(101,897)	(33,570)
Decrease / (Increase) in inventory	810	(5,206)	(630)
Increase in advances paid and prepaid expenses	(4,009)	(2,526)	(6,507)
Decrease / (Increase) in VAT receivable	876	(2,821)	482
Increase / (Decrease) in trade and other payables, contract liabilities and other current liabilities	7,036	16,544	(1,104)
Increase in bank deposits and liabilities	50,464	53,765	27,172
Dividends received	4,614	4,794	3,676
Income tax paid	(11,255)	(17,494)	(15,193)
Interest received	1,914	3,150	2,727
Interest paid, net of interest capitalized	(55,227)	(40,632)	(41,762)
NET CASH PROVIDED BY OPERATING ACTIVITIES	190,592	142,846	155,507
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired	(13,948)	(10,186)	(262)
Purchases of property, plant and equipment (including capitalized interest in the amount of RUB 841 million, RUB 533 million and RUB 550 million, respectively)	(70,624)	(73,081)	(66,256)
Purchases of other intangible assets	(41,957)	(38,602)	(31,153)
Cost to obtain and fulfill contracts, paid	(4,358)	(4,218)	(5,442)
Proceeds from sale of property, plant and equipment and assets held for sale	5,938	5,082	6,678
Purchases of short-term and other investments	(2,567)	(13,765)	(10,054)
Proceeds from sale of short-term and other investments	10,602	13,085	16,012
Investments in associates and joint ventures	(1,587)	(1,087)	(1,460)
Cash (payments) and proceeds related to swap contracts	(242)	(657)	5,322
Proceeds from sale of subsidiaries, net of cash disposed	(149)	3,891	3,461
Proceeds from sale/liquidation of associates		3,014	2,450
Other investing activities	654	92
NET CASH USED IN INVESTING ACTIVITIES	(118,238)	(116,432)	(81,133)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes	(56,767)	(20,813)	(28,167)
Proceeds from issuance of notes	63,970	4,350	46,757
Notes and debt issuance cost paid	(263)	(96)	(107)
Lease obligation principal paid	(16,443)	(16,516)	(15,054)
Dividends paid	(40,959)	(61,955)	(74,923)
Acquisition of entities under common control, net of cash acquired		(3,474)
Proceeds from loans	80,152	64,311	194,645
Repayment of loans	(62,412)	(15,538)	(134,483)
Repurchase of common stock		(21,483)	(16,028)
Other financing activities	(1,900)
NET CASH USED IN FINANCING ACTIVITIES	(34,622)	(71,214)	(27,360)
Effect of exchange rate changes on cash and cash equivalents	(30)	(79)	385
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	37,702	(44,879)	47,399
CASH AND CASH EQUIVALENTS, beginning of the year	40,590	85,405	38,070
CASH AND CASH EQUIVALENTS, end of the year	78,292	40,590	85,469
Less cash and cash equivalents within held for sale			(64)
CASH AND CASH EQUIVALENTS, end of the year	₽ 78,292	₽ 40,590	85,405
Avantage
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Avantage			₽ (429)